Current and long-term debt - ING credit facility (Details) - USD ($)	1 Months Ended
	Jun. 30, 2015	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2016	Sep. 30, 2015
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,910,315,000		$ 2,767,193,000
ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 52,000,000.0		$ 171,200,000.0		$ 132,500,000.0	$ 87,000,000.0
Debt outstanding	$ 132,500,000.0	$ 144,200,000		$ 109,800,000
Borrowings instrument term	15 years
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	160.00%
Consolidated Liquidity Requirement - Scenario One [Member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
STI Lombard, STI Osceola, STI Grace, STI Jermyn, STI Black Hawk and STI Pontiac [Member] | London Interbank Offered Rate (LIBOR) [Member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.95%
STI Rotherhithe and STI Notting Hill [Member] | London Interbank Offered Rate (LIBOR) [Member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.40%
First Eight Installments [Member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 1,000,000
Remainder of Payments [Member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 800,000